Additional financial information to consolidated statements of financial position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Additional financial information to consolidated statements of financial position [abstract]
Net current liabilities	¥ 76,407	¥ 107,413
Total assets less current liabilities	¥ 281,697	¥ 240,639